Convertible Instruments and Accrued Interest - Convertible Note - Placement Agent Notes (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions			3 Months Ended
	May 05, 2023	Apr. 28, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jul. 31, 2023	Jan. 31, 2023
Debt Instrument [Line Items]
Warrants to purchase common shares, shares			21.5		71.1
Term of warrants			5 years		5 years			10 years
Class of warrants, exercise price			$ 0.50	$ 0.306	$ 0.50	$ 0.50	$ 0.306
Stock offering costs			$ 0.4		$ 2.0	$ 2.8
Placement Agent Notes
Debt Instrument [Line Items]
Convertible notes, interest rate	6.00%	6.00%		6.00%
Debt instrument term	18 months	18 months		18 months
Convertible note, aggregate principal	$ 1.0	$ 1.0		$ 2.3
Class of warrants, exercise price	$ 0.50	$ 0.50
Proceeds from issuance of warrants	$ 0.9	$ 0.9
Stock offering costs	$ 0.1	$ 0.1
Placement Agent Notes | Placement Agent Warrants Issue One
Debt Instrument [Line Items]
Warrants to purchase common shares, shares	1.0	1.0		1.3
Term of warrants	3 years	3 years		3 years
Class of warrants, exercise price				$ 0.50
Placement Agent Notes | Placement Agent Warrants Issue Two
Debt Instrument [Line Items]
Warrants to purchase common shares, shares	0.3	0.3		0.4
Term of warrants	10 years	10 years		10 years
Class of warrants, exercise price				$ 0.26